IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY
IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL
Identifiable Intangible Assets and Noncurrent Liability. Identifiable intangible assets and the noncurrent liability, which are subject to amortization, were as follows:

	March 31, 2013
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,809)	$19,386
Contract intangibles	16.9	402,447	(19,791)	382,656
Rights-of-way	28.5	46,824	(3,238)	43,586
Total amortizable intangible assets		$473,466	$(27,838)	$445,628

Unfavorable gas gathering contract	10.0	$10,962	$(3,834)	$7,128

	December 31, 2012
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,237)	$19,958
Contract intangibles	12.4	244,100	(14,504)	229,596
Rights-of-way	28.3	38,848	(2,862)	35,986
Total amortizable intangible assets		$307,143	$(21,603)	$285,540

Unfavorable gas gathering contract	10.0	$10,962	$(3,542)	$7,420

The increase in total amortizable intangible assets primarily reflects the recognition of gas gathering contracts and rights-of-way acquired in connection with the Bison Drop Down.
We recognized amortization expense as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Amortization expense – favorable gas gathering contracts	$572	$319
Amortization expense – contract intangibles	5,287	3,350
Amortization expense – rights-of-way	376	314
Amortization expense – unfavorable gas gathering contract	(292)	(453)

The estimated aggregate annual amortization of intangible assets and noncurrent liability expected to be recognized as of March 31, 2013 for the remainder of 2013 and each of the four succeeding fiscal years follows.

	Assets	Liabilities
	(In thousands)
2013	$25,845	$1,098
2014	36,280	1,549
2015	38,959	1,650
2016	39,086	1,571
2017	37,648	1,260

Goodwill. We recognized goodwill of $45.5 million in connection with the acquisition of Grand River Gathering in 2011 and allocated it to the Grand River Gathering reporting unit. We recognized goodwill of $54.2 million in connection with the Bison Drop Down and allocated it to the Bison Midstream reporting unit. The goodwill attributed to Bison Midstream represents its allocation of the goodwill that Summit Investments recognized in connection with its acquisition of BTE assets in February 2013. See Notes 1 and 12 for additional information. A rollforward of the consolidated balance of goodwill for the three months ended March 31, 2013 follows.

(Dollars in thousands)
Goodwill, beginning of period	$45,478
Goodwill recognized in connection with the Bison Drop Down	54,199
Goodwill, end of period	$99,677

We evaluate goodwill for impairment annually on September 30. We also evaluate goodwill whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There have been no impairments of goodwill.